Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense	₨ 46,465	₨ 38,858	₨ 36,299
Gratuity Benefits Of Parent [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of plan assets on account of transfer for employees	1	4
Wockhardt Limited [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of liabilities on restructuring of services	0	4
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 1,142	1,013	906
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)	12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 127	83	84
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	171	131	₨ 139
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	214	166		₨ 143
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan	₨ 1,059	₨ 1,061